Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	353,515,640.34	20,855
Yield Supplement Overcollateralization Amount 02/28/25	28,291,738.60	0
Receivables Balance 02/28/25	381,807,378.94	20,855
Principal Payments	16,956,491.45	422
Defaulted Receivables	461,853.42	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	26,415,537.14	0
Pool Balance at 03/31/25	337,973,496.93	20,410

Pool Statistics	$ Amount	# of Accounts
Pool Factor	31.50%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	6,688,928.73	265
Past Due 61-90 days	1,414,463.29	55
Past Due 91-120 days	395,495.04	16
Past Due 121+ days	0.00	0
Total	8,498,887.06	336

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	412,779.84
Aggregate Net Losses/(Gains) - March 2025	49,073.58
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.15%
Prior Net Losses/(Gains) Ratio	0.68%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	1.19%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.68%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.20%
Weighted Average Contract Rate, Yield Adjusted	10.20%
Weighted Average Remaining Term	38.41

Flow of Funds	$ Amount
Collections	18,922,949.17
Investment Earnings on Cash Accounts	27,747.20
Servicing Fee	(318,172.82)
Transfer to Collection Account	-
Available Funds	18,632,523.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,421,281.20
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	10,435,689.60
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,669,098.94

Total Distributions of Available Funds	18,632,523.55

Servicing Fee	318,172.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	348,409,186.53
Principal Paid	15,542,143.41
Note Balance @ 04/15/25	332,867,043.12

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2b
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-3
Note Balance @ 03/17/25	202,799,186.53
Principal Paid	15,542,143.41
Note Balance @ 04/15/25	187,257,043.12
Note Factor @ 04/15/25	61.0236079%

Class A-4
Note Balance @ 03/17/25	99,620,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	99,620,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	30,630,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	30,630,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	15,360,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	15,360,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,421,281.20
Total Principal Paid	15,542,143.41
Total Paid	16,963,424.61

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.34867%
Coupon	5.19867%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	948,086.20
Principal Paid	15,542,143.41
Total Paid to A-3 Holders	16,490,229.61

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3916529
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2181490
Total Distribution Amount	16.6098019

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.0896376
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.6489716
Total A-3 Distribution Amount	53.7386092

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	671.44
Noteholders' Principal Distributable Amount	328.56

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	5,106,453.81
Investment Earnings	18,499.32
Investment Earnings Paid	(18,499.32)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,353,383.24	$2,381,857.40	$3,358,195.70
Number of Extensions	95	99	133
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.60%	0.80%